Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000141748 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000141748 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141748 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141748 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141748 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141748 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141748 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141748 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141748 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141748 | Cisco Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Others country
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141748 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000141748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000141748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000141748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000141748 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000141748 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141748 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141748 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141748 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141748 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141748 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141748 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141748 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141748 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141748 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000141748 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000141748 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000141748 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000141747 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000141747 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000141747 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141747 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141747 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141747 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141747 | Eli Lilly & Co., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141747 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141747 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141747 | Cisco Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Other assets and liabilities (net)sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Other assets and liabilities (net)country
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Others country
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141747 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141747 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141747 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000141747 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000141747 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000141747 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000141747 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000141747 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000141747 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000141747 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141747 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141747 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141747 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141747 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000141747 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141747 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141747 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000141747 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141747 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.70%
C000141747 | U.S. Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000141747 | Foreign Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000141747 | Cash & Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%